9. EMPLOYEE EQUITY INCENTIVE PLAN (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Expected dividends	0.00%
Expected term	9 years 1 month 6 days	1 year 8 months 12 days
Estimated forfeiture rate	0.00%
Minimum [Member]
Expected dividends		0.00%
Expected volatility	111.916%	119.43%
Expected term		7 years
Risk free interest rate	2.10%	0.48%
Estimated fair value of Company's common stock	$ 1.05	$ 2.21
Estimated forfeiture rate		0.00%
Maximum [Member]
Expected dividends		0.00%
Expected volatility	111.89%	129.88%
Expected term		10 years
Risk free interest rate	1.75%	2.53%
Estimated fair value of Company's common stock	$ .80	$ 2.50
Estimated forfeiture rate		0.00%